EARNINGS PER SHARE - Narrative (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 $ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)		26,150,000
Private Placement Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.5	$ 11.5
Private Placement Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	26,150,000